Credit Suisse Strategic Income Fund
Credit Suisse Strategic Income Fund

CREDIT SUISSE OPPORTUNITY FUNDS
(the "Trust")

CREDIT SUISSE STRATEGIC INCOME FUND
(the "Fund")

Supplement to the Summary Prospectus, the Statutory Prospectus
and the Statement of Additional Information

The Board of Trustees of the Trust has approved a revised contractual expense limitation agreement for the Fund. Effective November 12, 2019, the Trust and Credit Suisse Asset Management, LLC have entered into a written contract limiting operating expenses (subject to certain exceptions outlined in the agreement) for the Fund to 1.04% of the Fund's average daily net assets for Class A shares, 1.79% of the Fund's average daily net assets for Class C shares and 0.79% of the Fund's average daily net assets for Class I shares.

The following changes are made to the Fund's Summary Prospectus and Statutory Prospectus to reflect the new expense limitation agreement:

The sections of the Summary Prospectus and Statutory Prospectus entitled "Fees and Fund Expenses" and "Example" are deleted in their entirety and replaced with the following:

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 87 under the heading "Other Shareholder Information—Classes of Shares and Sales Charges" and on page 92 under the heading "Intermediary-Specific Sales Charge Waiver Policies," and in the fund's Statement of Additional Information ("SAI") on page 73 under the heading "Additional Purchase and Redemption Information."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Credit Suisse Strategic Income Fund		Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		4.75%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)		none	[1]	1.00%	[2]	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)		none		none		none
Less: amount of fee limitations/expense reimbursements	[3]	0.37%		0.37%		0.37%
[1]	Purchases of shares of $1 million or more may be subject to a 0.50% deferred sales charge on redemptions within 12 months of purchase.
[2]	1% during the first year.
[3]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.04% of the fund's average daily net assets for Class A shares, 1.79% of the fund's average daily net assets for Class C shares and 0.79% of the fund's average daily net assets for Class I shares at least through February 28, 2021. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees of the Trust). The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2021.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Credit Suisse Strategic Income Fund	Class A	Class C	Class I
Management fee	0.84%	0.84%	0.84%
Distribution and service (12b-1) fee	0.25%	1.00%	none
Other expenses	0.32%	0.32%	0.32%
Total annual fund operating expenses	1.41%	2.16%	1.16%
Total annual fund operating expenses after fee limitations/expense reimbursements	1.04%	1.79%	0.79%

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example - Credit Suisse Strategic Income Fund - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class A	576	865	1,176	2,055
Class C	282	640	1,126	2,464
Class I	81	332	603	1,376

Expense Example No Redemption - Credit Suisse Strategic Income Fund - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class A	576	865	1,176	2,055
Class C	182	640	1,126	2,464
Class I	81	332	603	1,376

Dated: November 15, 2019	16-1119 CS-PRO SIF-SUMPRO 2019-002